OTHER PROVISIONS AND LIABILITIES - Other Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Oct. 27, 2015
Disclosure of other provisions [line items]
Payables on social security and taxes other than income tax	$ 15.8	$ 17.4
Other provisions	169.4	179.6
Other current provisions	60.3	57.7
Other non-current provisions	109.1	121.9
Provision for repatriation taxes payable
Disclosure of other provisions [line items]
Other provisions	9.8	14.8
Provision for taxes
Disclosure of other provisions [line items]
Other provisions	13.7	18.4
Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Other provisions	53.6	64.2
Other current provisions	9.9
Other non-current provisions	43.7
Other provisions and liabilities
Disclosure of other provisions [line items]
Other provisions	$ 76.5	$ 64.8
Cost | Sandstorm gold ltd | Deferred revenue on metal agreements
Disclosure of other provisions [line items]
Deferred income			$ 170.4